Accounts Payable and Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013
Trade accounts payable	5,156	4,958
Notes payable	349	477
Total	5,505	5,435